RELATED PARTIES - Liotta Family Office, LLC (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 01, 2023	Mar. 15, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)	29,251,629		28,043,449			11,268,877
Series A-3 Preferred Stock
Related Party Transaction [Line Items]
Convertible preferred stock, shares issued upon conversion (in shares)				2,081,556
Series A-2 Preferred Stock
Related Party Transaction [Line Items]
Convertible preferred stock, shares issued upon conversion (in shares)				3,377,812
Father of Matthew Liotta, Chair and Chief Executive Officer | Liotta Family Office, LLC
Related Party Transaction [Line Items]
Ownership percentage, majority owner	60.00%		60.00%
John Liotta, Brother of Matthew Liotta | Liotta Family Office, LLC
Related Party Transaction [Line Items]
Ownership percentage, minority owner	20.00%		20.00%
Volato Group, Inc., Matthew Liotta | Liotta Family Office, LLC
Related Party Transaction [Line Items]
Ownership percentage, minority owner			20.00%
Liotta Family Office, LLC | Volato Group, Inc.
Related Party Transaction [Line Items]
Ownership percentage, minority owner	6.40%		4.70%
Common stock, shares issued (in shares)			1,322,118
Affiliated Entity | Convertible Debt
Related Party Transaction [Line Items]
Accrued interest			$ 166
Line of credit facility, maximum borrowing capacity			3,000
Affiliated Entity | March 2023 Promissory Note | Promissory Note
Related Party Transaction [Line Items]
Debt instrument, face amount			1,000		$ 1,000
Interest expense, debt	$ 23	$ 109	86
Accrued interest	$ 109		86
Affiliated Entity | December 2021 Convertible Note | Revolving Credit Facility
Related Party Transaction [Line Items]
Accrued interest			$ 0			$ 495
Line of credit facility, maximum borrowing capacity		$ 6,000
Affiliated Entity | Series A-3 Preferred Stock | December 2021 Convertible Note | Revolving Credit Facility
Related Party Transaction [Line Items]
Debt conversion, shares issued (in shares)			668,065
Convertible preferred stock, shares issued upon conversion (in shares)				678,139
Affiliated Entity | Series A-2 Preferred Stock | Convertible Debt
Related Party Transaction [Line Items]
Debt conversion, shares issued (in shares)			529,190
Convertible preferred stock, shares issued upon conversion (in shares)			537,170